Cash and cash equivalents and time deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Time deposits	$ 410,000	$ 0
Maturity (in months)	3 months 6 days